Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Consulting services	$ 111,392	$ 137,074	$ 27,032
General and administrative	29,665	24,918	18,214
Impairment of mineral property	350,000	0	0
Management and directors' fees	825,177	240,000	380,411
Mineral property costs	5,991	23,085	290,125
Professional fees	71,264	95,114	111,647
Total operating expenses	1,393,489	520,191	827,429
Loss before other income (expense)	(1,393,489)	(520,191)	(827,429)
Other income (expense)
Accretion and interest expense	(65,870)	(33,192)	(89,485)
Gain (loss) on settlement of debt	(243,065)	23,577	24,125
Loss on change in fair value of derivative liabilities	0	(29,168)	(88,501)
Gain on legal settlement	0	0	50,000
Total other income (expense)	(308,935)	(38,783)	(103,861)
Net loss	$ (1,702,424)	$ (558,974)	$ (931,290)
Net loss per share - basic and diluted Net Loss Per Share - Basic and Diluted	$ (0.35)	$ (0.18)	$ (0.44)
Weighted average shares outstanding	4,849,806	3,095,546	2,095,268